SUBSEQUENT EVENTS - Factoring Agreement (Details) - Subsequent event - Factoring Agreement - Versant - USD ($) $ in Millions	Mar. 26, 2021	Jan. 01, 2021
Subsequent Event [Line Items]
Minimum amount agreed to factor, without recourse of its accounts receivable		$ 1.2
Amount factored, without recourse of its accounts receivable	$ 2.3